N-2	6 Months Ended
Sep. 30, 2025 $ / shares
Cover [Abstract]
Entity Central Index Key	0001976685
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS/A
Entity Registrant Name	Institutional Investment Strategy Fund
Founder Class Member
General Description of Registrant [Abstract]
NAV Per Share	$ 12.05
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]	812,491.810
Investor Class
General Description of Registrant [Abstract]
NAV Per Share	$ 12.04
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]	3,575.726